Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Tax identification number	35-1068133
Plan number	003
Participant loans, interest rate above 1st Source Bank's prime rate	2.00%
Participant loans, cost	$ 0
Participant loans, current value	859,316
Asset held for investment, cost	258,052,512
Asset held for investment, current value	$ 288,741,887
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate above 1st Source Bank's prime rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rate above 1st Source Bank's prime rate	10.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	$ 227,156,331
Current value	237,967,325
Money market funds
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	8,126,683
Current value	8,126,683
Investment, Identifier [Axis]: 1st Source Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Cost	22,769,498
Current value	$ 41,788,563
Investment, Identifier [Axis]: Common Stock | 1st Source Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	668,724
Investment, Identifier [Axis]: Money Market Funds | Federated Hermes Government Obligations Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	8,122,046
Cost	$ 8,122,046
Current value	$ 8,122,046
Investment, Identifier [Axis]: Money Market Funds | Fidelity Government Cash Reserves
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,637
Cost	$ 4,637
Current value	$ 4,637
Investment, Identifier [Axis]: Mutual Funds | American 2010 Target Date Retire Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	4,229
Cost	$ 52,896
Current value	$ 51,891
Investment, Identifier [Axis]: Mutual Funds | American 2020 Target Date Retire Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	34,364
Cost	$ 497,941
Current value	$ 488,996
Investment, Identifier [Axis]: Mutual Funds | American 2030 Target Date Retire Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	286,551
Cost	$ 5,393,645
Current value	$ 5,378,559
Investment, Identifier [Axis]: Mutual Funds | American 2040 Target Date Retire Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	128,403
Cost	$ 2,925,324
Current value	$ 2,971,240
Investment, Identifier [Axis]: Mutual Funds | American 2050 Target Date Retire Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	110,654
Cost	$ 2,564,831
Current value	$ 2,626,922
Investment, Identifier [Axis]: Mutual Funds | American 2060 Target Date Retire Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	121,451
Cost	$ 2,413,913
Current value	$ 2,492,173
Investment, Identifier [Axis]: Mutual Funds | Boston Partners All Cap Value Instl Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	1,043,118
Cost	$ 33,877,930
Current value	$ 33,943,069
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,375,973
Cost	$ 30,027,556
Current value	$ 30,531,252
Investment, Identifier [Axis]: Mutual Funds | Lord Abbett Short Duration Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	2,360,861
Cost	$ 9,161,975
Current value	$ 9,183,748
Investment, Identifier [Axis]: Mutual Funds | MFS International Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	417,688
Cost	$ 19,775,311
Current value	$ 19,831,810
Investment, Identifier [Axis]: Mutual Funds | T. Rowe Price Mid-Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	66,385
Cost	$ 6,675,319
Current value	$ 6,478,492
Investment, Identifier [Axis]: Mutual Funds | Vanguard 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	89,537
Cost	$ 51,016,278
Current value	$ 56,573,132
Investment, Identifier [Axis]: Mutual Funds | Vanguard Russell 1000 Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	37,171
Cost	$ 31,014,155
Current value	$ 34,813,266
Investment, Identifier [Axis]: Mutual Funds | Vanguard Small-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	99,228
Cost	$ 11,297,172
Current value	$ 12,262,574
Investment, Identifier [Axis]: Mutual Funds | Vanguard Wellington Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, number of shares (in shares) | shares	263,508
Cost	$ 20,462,085
Current value	$ 20,340,201